Calvert

Investments that make a difference®

September 30, 2001

Annual Report

Calvert World Values

International Equity Fund

Table

of

Contents

President's Letter

1

Social Update

2

Portfolio

Manager Remarks

3

Report of

Independent Public Accountants

8

Statement

of Net Assets

9

Statement

of Operations

14

Statements

of Changes in

Net Assets

15

Notes to

Financial Statements

17

Financial Highlights

21

Dear Shareholders:

It is impossible to anticipate the full economic and investment impact of the devastating events of September 11th on U.S. and world financial markets and investors. However, while these acts of terror have surely exacerbated pre-existing and short-term weaknesses in global economies and markets, our long-term outlook remains positive.

Prior to the attack on the World Trade Center and Pentagon, stocks in the U.S. and most developed nations were trading lower on concerns about rising unemployment and continued erosion of profits. The economic slowdown which started in late 2000 did not show signs of reversing in the last half of this year, as some had speculated it would.

Despite near-term depressed economic growth, infusion of liquidity into the markets and the U.S. economy through continued action of the Federal Reserve (coupled with Congress's recent multi-billion dollar economic relief package) should provide a counterbalance to the effects of September's tragic events. We anticipate that while some sectors - most notably tourism, insurance, and airline transportation - are facing significant challenges, others may benefit.

In summary, while the outlook may appear somewhat bleak for the near-term, our long-term view remains confident. We believe the underlying strengths of our markets, economy, and nation will prevail.

I would like to reiterate the importance of keeping a long-term perspective and a diversified portfolio and in seeking the counsel of your financial professional as you make investment decisions. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

Barbara J. Krumsiek

President and CEO

October 26, 2001

Social

Update

Shareholder Resolutions

This year, Calvert filed our highest number of shareholder resolutions ever - 14 - on issues ranging from equal employment opportunity (EEO) disclosure to workplace violence and global labor accountability. We are pleased to report that because of our successful work with the management of these companies to ameliorate situations of concern, we have now withdrawn 11 of these resolutions. Calvert has also engaged more than 40 companies in dialogues concerning labor and human rights standards, diversity, electronic waste (i.e., recycling computer hardware), climate change, and community lending practices.

The Calvert Social Index is Reconstituted

On September 28, Calvert reconstituted its Calvert Social Index to reflect a revised list of companies that make up its market-weighted index. The reconstitution process changed the composition of the index, with more emphasis on growth stocks and technology than last year. The number of companies in the index rose slightly to 627 from 585 at the end of the reconstitution period. Although the index was reconstructed last fall to incorporate approximately 640 companies, this number had been reduced over the course of the year by the effects of mergers, bankruptcies and other corporate events.

Calvert's Commitment to International Cooperation

Calvert is pleased to confirm its support for the United Nations Secretary-General's Global Compact initiative. Global labor, human rights, and environmental standards are closely linked to Calvert's commitment to build a more sustainable world. We commend this initiative and support greater corporate responsibility around the world.

Andrew Preston

of Aberdeen Asset Management

Please Note: Effective September 2001, Murray Johnstone International, Ltd., the Fund's subadvisor, changed its name to Aberdeen Asset Management, Inc.

How did the Fund perform?

For the 12 months ended September 30, 2001, the Fund's Class A Shares returned -32.93%, underperforming the -28.27% return of its benchmark, the MSCI EAFE Index.

When we analyze the broad picture, it is evident that the seeds of the swift and vicious collapse in financial markets during 2001 were sown more than 12 months before the events of September 11th -- in the global slowdown initiated by the bursting of the bubble in technology, media and telecommunications stocks. September 11th deepened the malaise by undermining consumer confidence and lengthening the time required for a recovery, but it was not the root cause of the collapse.

What was the investment climate in the past 12 months?

The collapse in growth was first evident in the US and took longer to manifest itself in Europe and the Far East. The Federal Reserve Board (the Fed) was proactive throughout the year easing monetary conditions as the pace of growth slowed. By August, it had cut the Fed Funds Rate by 300 basis points or 3% in response to the sagging economy. This easing struck observers as extreme and was well ahead of the pace followed by central banks in other regions (with the exception of Japan where several years of low growth had given rise to

Portfolio Statistics

September 30, 2001

Investment Performance

.....................6 Months.....12 Months

......................ended.........ended

......................9/30/01.....9/30/01

Class A.....(17.32%).....(32.93%)

Class B.....(17.87%).....(33.82%)

Class C.....(17.76%).....(33.62%)

Class I......(17.04%)......(32.25%)

MSCI EAFE

Index GD....(14.70%).....(28.27%)

Lipper International

Funds Avg....(15.75%).....(30.93%)

Ten Largest Stock Holdings

...............................................................% of Net Assets

HBOS plc.......................................................3.2%

Gas Natural SDG, S.A.................................2.3%

British Telcom plc........................................2.1%

GlaxoSmithKline plc....................................2.0%

Telefonos de Mexico,

S.A. de C.V. (ADR)........................................1.9%

Telenorte Leste Participacoes (ADR)......1.9%

Benesse Corp..............................................1.8%

Schneider Electric........................................1.8%

Fujikura, Ltd..................................................1.8%

Synthes Stratec, Inc.....................................1.7%

Total..............................................................20.5%

Asset Allocation

.....

Stocks...................................................91%

Bonds & Notes.............................6%

Cash & Cash Equivalents.........3%

.............................................................100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

GD represents gross dividends.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

September 30, 2001

Average Annual Total Returns

.......................Class A Shares

One year..................(36.13%)

Five year....................(1.49%)

Since inception .........2.89%

(7/2/92)

......................Class B Shares

One year...................(37.11%)

Since inception ........(9.69%)

(4/1/98)

.....

.....................Class C Shares

One year...................(34.28%)

Five year......................(1.50%)

Since inception .........(0.01%)

(3/1/94)

...................Class I Shares

One year................(32.25%)

Since inception .....(9.18%)

(3/1/99)

rates that were almost zero). As US economic statistics were released, the reasons for the aggressive policy became clear. With the collapse in consumer confidence after September 11, the Fed was clearly preparing to make further cuts. Other central banks followed suit, increasing global liquidity.

The UK economy was one of the most resilient in Europe through the year. With unemployment close to record lows, borrowing was strong; house prices remained firm, and consumer sentiment held up surprisingly well. More recently, a rising trend of plant closures has given cause for concern, and growth estimates for 2001 have been pared back from 2.25% to 1.75%, with a slight improvement expected in 2002. Against this optimistic background, the UK was one of the better markets during the year, declining by 19.0%.

The Japanese market was down heavily during the year. The MSCI Japan Index fell 36.0% touching its lowest level in 18 years. Unusually, this was against a background where there were signs of an improvement coming through in the economy. The concern had been that the banks would struggle to reduce their bad debts at a time when the economy as a whole was still in decline. However, late in the year there were signs

Performance Comparison

Comparison of change in value of $10,000 investment. (Source:Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another Class of shares would be different. Past performance is no guarantee of future results.

that earnings were beginning to improve, meaning that stock pricing was becoming anomalous to the earnings outlook. The Bank of Japan now has a free hand to flood the Japanese system with liquidity and has been diligent to this end. Short-term funds available in the banking system are now running at double the normal levels.

Emerging Markets came under pressure during the year as the crisis in Argentina threatened to spread to other Latin American markets. Additional support from the IMF prevented a worsening of the situation, but the Brazilian real weakened substantially. The Fund sold investments in Argentina, avoiding the worst of the collapse, but suffered from the weakness of the real. Looking forward, monetary easing and a bottom in global indicators are supportive of the emerging markets although the rise in risk aversion post September 11 and a likely more serious global economic outlook will undermine the potential for the emerging markets in the near term.

What was your strategy?

Performance varied between investment regions and sectors. Overall, European investments performed in line with the index. We focused on the UK as one of the more defensive markets, and this strategy proved successful. With core investments in companies such as GlaxoSmithkline, British Gas, the food manufacturer Cadbury-Schweppes, and some of the domestic banks, returns were ahead of the index. Results in Continental Europe were mixed. The Swiss market, which is heavy in financial and pharmaceutical companies, is usually one of the most defensive and would normally be expected to perform well when markets are stressed. However, as bad debt exposure ballooned, performance in the financial sector collapsed. Investments in the renewable energy sector were also costly. We had resisted purchases of companies

Portfolio Statistics

Country Allocation

% of Equity Securities

........................9/30/01.....9/30/00

Australia ..............1.2%.....1.5%

Austria.....................1.2%..........-

Belgium ......................-.....1.2%

Brazil ...................3.0%.....5.7%

Denmark.............2.9%.....1.4%

Finland........................-.....1.6%

France ..............10.1%.....9.4%

Germany .............1.2%.....6.0%

Hong Kong .........2.9%.....2.3%

India........................0.6%..........-

Ireland .........................-.....2.2%

Italy .......................4.2%.....6.9%

Japan ...............21.3%....29.3%

Korea......................0.7%..........-

Mexico .................3.2%....2.9%.

Netherlands ......6.2%.....5.9%

New Zealand ..........-.....0.4%

Norway .............1.6%.....3.5%

Portugal...............0.7%..........-

Singapore .....2.6%.........1.6%

South Africa .....0.1%.......0.1%

Spain ..............4.4%.......4.2%

Sweden...........3.2%.......0.8%

Switzerland .....5.4%......1.9%

U.K. ..............19.8%......9.4%

U.S. ................3.5%......1.8%

.....................100%......100%

Portfolio Statistics

September 30, 2001

Portfolio Characteristics

(Equity Holdings, excluding Special Equities)

........................International ...MSCI

..................................Equity....EAFE.

.................................Fund.....index

Number of Stocks.........99.....912

Median Market

Capitalization ($bil)....8.59.....N/A

(by portfolio weight).....

Price/Earnings.....

Ratio........................16.53.....18.03

Yield.......................2.11%.....2.59%

(return on capital investment)

Volatility Measure

......International...MSCI

...........Equity.....EAFE

...........Fund.......index

Beta1.....1.20.....1.11

..........

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

Source: Vestek

such as Vestas, NEG Micon and Gamesa, which manufacture equipment for wind turbines, due to their high valuations. When these valuations fell back early in 2001, we made investments in the sector. Late in the period, the extreme levels of power demand eased taking pressure off the sector. At the same time, there was also uncertainty over the renewal of subsidies for utilities tapping energy from alternative sources. The combination of these factors created uncertainty for the manufacturers. We expect subsidies to be reinstated in the New Year and this should lift the cloud currently hovering over the sector.

The Portfolio benefited from the decisions to reduce exposure to the vulnerable European telecom operators and to the component suppliers (who were in the front line of cancelled orders). The Fund sold the Finnish operator, Sonera, on these grounds and also the German component manufacturer, Epcos. Both companies subsequently saw their share price halve in value. We also took profits in the German specialist insurer, Marschollek Lauten, which had a strong rise last year but has halved in value this year.

In Japan, we reduced exposure to technology-based manufacturers and broadened the coverage of investments. We assessed that the key to performance in the Japanese market would be structural reform, so we looked for companies showing a commitment to change by focusing their operations and trimming non-core activities. The election of the reformist Prime Minister, Junichiro Koizumi, set the scene for wide-ranging changes supported by government. In the event, some progress was made in consolidating the banking sector, interest rates remained at zero and liquidity flowed. We focused on Olympus Optical, Benesse, an educational group helping individuals to pursue new careers, and Terumo, a manufacturer of medical instruments. Late in the period we added to the component manufacturer,

Murata, a quality company whose share price had collapsed as demand in the industry flagged.

What is your outlook?

We were looking for a modest recovery in global economic activity in the latter half of this year and had expected this to be reflected in the financial markets in the final quarter. The September 11 attacks pushed out the recovery to next year at the earliest. The fear of a continuing war will unsettle markets and may prolong the period of low growth. The slowdown in global activity seen prior to September 11 was unprecedented in recent years and the attacks will likely see earnings weaken further.

To reinvigorate growth, two conditions must be satisfied: 1) monetary and fiscal conditions should be eased to take the pressure off corporations and individuals suffering from cashflow problems and 2) investors need to be confident that business conditions will turn up in the foreseeable future. The restoration of investor confidence will take time, but the easing of monetary conditions could be achieved much faster. It is here that the response from national authorities has been swift and co-ordinated. The central banks have cut interest rates and provided ample liquidity to markets, particularly in the US and Japan. Although demand is still weak, in some areas, such as Japan, earnings are rising and with stock prices under pressure, the situation is becoming increasingly attractive for long-term investors. There has also been a discernible turn in the trend of the US dollar in favor of the Euro and the Japanese yen. This trend will support rising returns for US investors from international assets over the coming months, so while our view remains cautious, we see opportunities ahead where we will be able to add to investments at attractive prices before sentiment and overall market conditions improve.

October 26, 2001

Report of Independent Public Accountants

To the Board of Directors of Calvert World Values Fund, Inc. and Shareholders of Calvert World Values International Equity Fund:

We have audited the accompanying statement of net assets of Calvert World Values International Equity Fund, (one of the portfolios comprising Calvert World Values Fund, Inc., hereafter referred to as the "Fund"), as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 30, 2000 for the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert World Values International Equity Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

November 16, 2001

Statement of Net Assets

September 30, 2001

Equity Securities - 90.9%...........................................................Shares..............Value

Australia - 1.1%.....

QBE Insurance Group, Ltd........................................................715,000.....$2,033,630

....................

Austria - 1.1%....................

Mayr-Melnhof Karton AG..............................................................42,500........2,095,526

....................

Brazil - 2.8%....................

Tele Norte Leste Participacoes (ADR)...................................380,000.......3,439,000

Unibanco - Uniao De Bancos Brasileiros.............................120,000........1,740,000

..............................................................................................................................5,179,000

...............

Denmark - 2.7%...............

Neg Micon AS*..............................................................................59,100.........1,590,965

Tele Danmark AS.........................................................................41,798.........1,462,756

Vestas Wind Systems AS...........................................................63,100.........1,876,230

...............................................................................................................................4,929,951

...............

France - 9.2%...............

Cap Gemini Ernst & Young Group...................................21,652........1,151,722

Carrefour........................................................................................22,548........1,085,498

Castorama Dubois......................................................................38,400........1,782,241

Danone..........................................................................................20,100........2,615,756

Havas Advertising......................................................................188,300........1,148,128

Orange S.A..................................................................................159,836........1,163,670

Schneider Electric........................................................................93,325........3,397,216

Valeo...............................................................................................66,631........2,101,090

Vivendi Environnem.....................................................................71,300........2,758,976

...........................................................................................................................17,204,297

...............

Germany - 1.1%...............

Deutsche Bank AG.......................................................................38,170........2,091,143

...............

Hong Kong - 2.7%...............

Mass Transit Railway Corp...................................................2,032,000........2,722,533

Swire Pacific, Ltd.....................................................................4,510,000........2,269,601

..............................................................................................................................4,992,134

...............

India - 0.5% ...............

Videsh Sanchar Nigam, Ltd. (ADR).........................................100,000............948,000

...............

Italy - 3.8%...............

Riunione Adriatica di Sicurta S.p.A...........................................229,260.........2,754,022

San Paolo IMI S.p.A......................................................................217,900.........2,284,414

Telecom Italia S.p.A......................................................................273,900........2,066,387

..................................................................................................................................7,104,823

...............

Equity Securities - Cont'd..............................................................Shares...............Value

Japan - 19.5%...............

Amada Co., Ltd...............................................................................409,000...........$2,185,496

Benesse Corp.................................................................................111,000.............3,398,624

Fuji Photo Film Co., Ltd....................................................................67,000.............2,304,337

Fujikura, Ltd......................................................................................691,000.............3,251,833

Japan Telecom Co.................................................................................715..............2,225,191

Kao Corp...........................................................................................107,000.............2,634,385

Murata Manufacturing Co., Ltd.........................................................45,000.............2,578,223

NTT Mobile Communications Network, Inc.......................................175..............2,363,476

Olympus Optical Co.......................................................................222,000..............3,119,285

Rohm Co............................................................................................23,000..............2,238,067

Sumitomo Bakelite Co., Ltd..........................................................305,000..............2,008,430

Sumitomo Mitsui Banking Corp...................................................257,000..............1,841,104

Terumo Corp...................................................................................194,200..............3,144,082

Yamanouchi Pharmaceutical Co., Ltd.......................................113,000..............3,033,302

.....................................................................................................................................36,325,835

...............

Korea - 0.6%...............

Korea Telecom (ADR)....................................................................64,500...............1,179,705

...............

Mexico - 3.0%...............

America Movil, S.A. de C.V. (ADR)..............................................110,000...............1,631,300

Grupo Industrial Durango, S.A. de C.V. (ADR)*.........................55,559...................305,574

Telefonos de Mexico, S.A. de C.V. (ADR) ................................110,000................3,551,900

..........5,488,774

...............

Netherlands - 5.6%...............

Buhrmann N.V...............................................................................169,700.................1,002,286

Elsevier N.V. ..................................................................................185,943.................2,167,675

ING Groep N.V. ...............................................................................62,400..................1,671,244

Philips Electronics N.V. ..............................................................133,300...................2,546,289

Vedior N.V. ....................................................................................227,820..................2,156,206

........................................................................................................................................10,480,881

...............

Norway - 1.5%...............

In Focus............................................................................................52,600.....................669,777

Tomra Systems ASA....................................................................192,783..................2,052,893

............................................................................................................................................2,722,670

...............

Portugal - 0.6%...............

Portugal Telecom SGPS, S.A.....................................................160,660...................1,166,745

...............

Singapore - 2.4%...............

City Developments, Ltd...............................................................725,000...................1,715,005

Overseas-Chinese Banking Corp., Ltd....................................513,000...................2,743,471

............................................................................................................................................4,458,476

...............

South Africa - 0.1%...............

Community Growth Fund.............................................................856,518.......................229,584

...............

Equity Securities - Cont'd..............................................................Shares...........Value

Spain - 4.0%...............

Bilbao - Vizcaya International Fund....................................................1................$10

Gas Natural SDG, S.A..............................................................238,652.....4,269,861

GPO Auxiliar Metal.......................................................................86,800.....1,184,885

Telefonica, S.A...........................................................................182,273.....2,013,753

..........................................................................................................................7,468,509

...............

Sweden - 2.9%...............

Assa Abloy, Series B................................................................116,900.....1,313,766

Skandia Forsakring..................................................................181,400........985,343

Svenska Handelsbanken, Series A......................................237,400......3,079,306

......................................................................................................................... 5,378,415

...............

Switzerland - 4.8%...............

Credit Suisse Group...................................................................43,996.....1,535,945

Phonak AG....................................................................................47,800.....1,086,901

Swiss Reinsurance Co.. ...........................................................31,160.....3,061,320

Synthes Stratec, Inc.......................................................................4,941.....3,236,196

..........................................................................................................................8,920,362

...............

United Kingdom - 18.1%...............

Barclays plc................................................................................100,000.....2,750,649

BG Group plc..............................................................................345,000.....1,330,136

British Telecom plc...................................................................777,500.....3,886,340

Cadbury Schweppes plc..........................................................242,000.....1,570,752

Carlton Communication plc ...................................................416,000.........810,346

CGNU plc....................................................................................200,000.....2,468,381

Compass Group plc.................................................................175,000.....1,220,775

Dixons Group plc.......................................................................499,821.....1,353,890

FirstGroup plc.............................................................................250,000.....1,286,381

GlaxoSmithKline plc..................................................................132,615.....3,743,306

HBOS plc ....................................................................................550,000.....5,934,993

Innogy Holdings plc...................................................................696,000.....2,159,002

Northern Rock plc......................................................................400,000.....3,010,866

Pearson plc................................................................................205,000.....2,197,065

........................................................................................................................33,722,882

...............

United States - 2.8%...............

Calypte Biomedical Corp., Series E (Preferred) # *.............50,000...............7,500

Mayer Laboratories, Inc., Warrants Exp. 12/31/01................11,538......................0

Northern Power Systems:

.....Series A (Preferred) #*............................................................1,747..............8,735

.....Series C (Preferred) #*.......................................................182,178..........910,890

.....Series D (Preferred) #*.........................................................35,000..........175,000

Powerspan Corp., Series B (Preferred) #*............................40,000.........200,000

Pro Fund International S.A. #*.....................................................2,501..............2,501

ProFund Internacional S.A. (Preferred) # *..........................247,499..........247,499

Proton Energy Systems, Inc.:

.....Series A (Preferred) # *......................................................227,273.......1,070,456

.....Series B (Preferred) # *........................................................60,183..........283,462

.....Series C (Preferred) # *.....................................................130,875..........616,421

RF Technology, Inc.:

.....Series A (Preferred) #*.........................................................53,844..........272,334

.....Warrants Exp. 3/23/06 # *....................................................15,384.............77,656

Equity Securities - Cont'd.........................................................Shares...............Value

United States - Cont'd...............

SMARTTHINKING, Inc., Series A #*......................................424,016.........$250,000

Soluz Dominicana, Inc., 9.00%, 8/9/02 # *.............................10,250..........102,500

Soluz, Inc., Warrants Exp. 6/1/04 #*...........................................3,125....................0

Wellspring International, Inc:

.....Series A (Preferred) #*........................................................129,032..........327,741

.....Series B (Preferred) #*.......................................................108,268...........275,001

Zero Emissions Tech, Inc., Series A (Preferred) #*.............90,909...........454,545

.......... 5,282,241

...............

..........Total Equity Securities (Cost $213,070,603)...............................169,403,583

...............

................................................................................................................Adjusted

Limited Partnership Interests - 0.5%.................................................Basis

SEAF Central & Eastern European Growth Fund #*...........$583,800.....583,800

Solar Development Capital LP #* ........................................................12,500.......12,500

Sustainable Asset Management LP #*.............................................201,967......193,083

Terra Capital Investments, Inc. #*......................................................181,300.....150,462

.....Total Limited Partnership Interests (Cost $979,567)....................................939,845

..........

U.S. Government Agencies ............................................................Principal

and Instrumentalities - 3.5%.............................................................Amount

Freddie Mac Discount Notes, 3.10%, 10/01/01...........................6,500,000.....6,500,000

...............

..........Total U.S. Government Agencies

..........and Instrumentalities (Cost $6,500,000)..................................................6,500,000

...............

Corporate Notes - 0.1%...............

Mayer Laboratories, Inc., 6.00%, 12/31/01 (Convertible Note) #...150,000........150,000

Soluz Dominicana, Inc., 9.00%, 8/9/02 #...........................................150,000........110,000

...............

..........Total Corporate Notes (Cost $260,000)..........................................................260,000

...............

High Social Impact Investments - 1.8%...............

Accion International Corp., 4.00%, 9/30/04 #.....................................100,000.........99,988

Calvert Foundation Community Investment Note, 3.00%,

7/01/02 #................................................................................................2,535,000....2,471,726

Catholic Relief Services, 4.50%, 9/30/03 #........................................250,000........249,970

Enterprise Loan Fund, 4.00%, 12/31/01 #.........................................100,000..........99,106

Freedom From Hunger, 4.50%, 6/28/04 #.........................................100,000..........98,522

Mennonite Economic Development Association, 4.00%,

12/31/01 #.................................................................................................200,000........198,212

Shared Interest, 3.00%, 9/30/02 #........................................................150,000.......149,979

...............

......Total High Impact Social Investment (Cost $3,435,000)..............................3,367,503

...............

.......... .....

Principal

Certificates of Deposit - 0.3%................................................................Amount.........Value

Banco Solidario Co., 8.47%, 9/30/02 #................................................$53,819.....$53,491

Self Help Credit Union, 5.12%, 2/23/02 # ..........................................200,000.....200,000

South Shore Bank, 5.15%, 2/8/02 # ....................................................200,000.....199,129

...............

Total Certificates of Deposit (Cost $452,948)................................................452,620

...............

...............

........TOTAL INVESTMENTS (Cost $224,698,989) - 97.1%.............................180,923,551

...............Other assets and liabilities, net - 2.9%....................................................5,415,044

...............Net Assets - 100%................................................................................$186,338,596

NET ASSETS CONSIST OF:

Paid-in capital applicable to the following shares of common stock with

.....250,000,000 shares of $0.01 par value share authorized for

.....Classes A, B, C and I combined:

..........Class A : 11,158,423 shares outstanding.............................................$185,241,426

..........Class B : 346,839 shares outstanding........................................................7,282,835

..........Class C : 588,166 shares outstanding......................................................11,054,743

..........Class I : 1,581,246 shares outstanding.....................................................31,813,674

Undistributed net investment income ..........................................................................35,582

Accumulated net realized gain (loss) on investments

.....and foreign currencies.......................................................................................(5,294,888)

Net unrealized appreciation (depreciation) on investments

.....and assets and liabilities in foreign currencies.........................................(43,794,776)

..........Net Assets....................................................................................................$186,338,596

NET ASSET VALUE PER SHARE

Class A (based on net assets of $152,278,094).........................................................$13.65

Class B (based on net assets of $4,541,666).............................................................$13.09

Class C (based on net assets of $7,434,150)..............................................................$12.64

Class I (based on net assets of $22,084,686)..............................................................$13.97

...............

................

...............

...............

Abbreviations:

ADR: American Depository Receipt

* Non-income producing.

# This security was valued by the Board of Directors. See Note A.

Restricted securities represent 5.3% of net assets of the Fund.

See notes to financial statements.

Statement of Operations

Year Ended September 30, 2001

Net Investment Income

Investment Income:

.....Dividend income (net of foreign taxes withheld of $421,291)..............................$3,726,118

.....Interest income...................................................................................................................768,602

..........Total investment income...........................................................................................4,494,720

Expenses:

.....Investment advisory fee...................................................................................................1,754,649

.....Transfer agency fees and expenses...............................................................................593,803

.....Distribution Plan expenses:

..........Class A.............................................................................................................................502,581

..........Class B...............................................................................................................................54,467

..........Class C.............................................................................................................................100,308

.....Directors' fees and expenses..............................................................................................38,573

.....Administrative fees..............................................................................................................783,949

.....Custodian fees.....................................................................................................................320,861

.....Registration fees....................................................................................................................57,836

.....Reports to shareholders.....................................................................................................105,454

.....Professional fees...................................................................................................................33,717

.....Miscellaneous ........................................................................................................................39,275

..........Total expenses.............................................................................................................4,385,473

..........Reimbursement from Advisor:

...............Class I...........................................................................................................................(21,244)

..........Fees paid indirectly.........................................................................................................(47,988)

...............Net expenses............................................................................................................4,316,241

....................Net Investment Income.........................................................................................178,479

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on:

.....Investments......................................................................................................................(2,664,700)

.....Foreign currency transactions..............................................................................................96,848

.....Futures.................................................................................................................................(765,862)

.................................................................................................................................................(3,333,714)

Change in unrealized appreciation or (depreciation) on:

.....Investments and foreign currencies..........................................................................(86,417,441)

.....Assets and liabilities denominated in foreign currencies..........................................(150,822)

.....Futures...................................................................................................................................(70,939)

..............................................................................................................................................(86,639,202)

...............Net Realized and Unrealized Gain

...............(Loss) ..................................................................................................................(89,972,916)

...............Increase (Decrease) in Net Assets

...............Resulting From Operations...........................................................................($89,794,437)

See notes to financial statements.

Statements of Changes in Net Assets

....Year Ended.....Year Ended

....................................................................................................................September 30,....September 30,

Increase (Decrease) in Net Assets................................................................2001.........2000

Operations:

.....Net investment income (loss)...............................................................$178,479.....($475,059)

.....Net realized gain (loss).......................................................................(3,333,714).....19,706,191

.....Change in unrealized appreciation or (depreciation).................(86,639,202).....(9,719,902)

..........Increase (Decrease) in Net Assets

..........Resulting From Operations.........................................................(89,794,437)......9,511,230

Distributions to shareholders from

.....Net realized gain:

..........Class A Shares............................................................................(14,627,358).....(10,049,953)

..........Class B Shares.................................................................................(383,947)...........(159,824)

..........Class C Shares.................................................................................(785,926)...........(453,617)

..........Class I Shares...................................................................................(664,289)...........(143,171)

.....Total distributions.............................................................................(16,461,520)......(10,806,565)

Capital share transactions:

.....Shares sold:

..........Class A Shares............................................................................176,226,334.......268,717,305

..........Class B Shares................................................................................1,777,518............3,224,514

..........Class C Shares................................................................................2,659,465...........4,948,433

..........Class I Shares...............................................................................21,174,873.........11,029,490

.....Reinvestment of distributions:

..........Class A Shares..............................................................................13,668,037...........9,181,315

..........Class B Shares...................................................................................349,910..............143,029

..........Class C Shares...................................................................................718,695..............426,908

..........Class I Shares.....................................................................................514,835................63,006

.....Redemption fees:

..........Class A Shares......................................................................................56,903............................-

.....Shares redeemed:

..........Class A Shares..........................................................................(186,546,334)...(270,916,943)

..........Class B Shares..................................................................................(592,594)...........(643,452)

..........Class C Shares..............................................................................(2,530,348)........(3,554,278)

..........Class I Shares...................................................................................(496,414)........(3,141,060)

.....Total capital share transactions......................................................26,980,880.........19,478,267

Total Increase (Decrease) in Net Assets.........................................(79,275,077).........18,182,932

Net Assets.....

Beginning of year...................................................................................265,613,673.......247,430,741

End of year (including undistributed net investment

.....income (loss) of $35,582 and ($274,591), respectively.).......$186,338,596.....$265,613,673

See notes to financial statements.

Statements of Changes in Net Assets

....................................................................................................................Year Ended........Year Ended

................................................................................................................September 30,....September 30,

Capital Share Activity..........................................................................................2001.....2000

Shares sold:

.....Class A Shares......................................................................................9,831,541.....11,397,966

.....Class B Shares.........................................................................................100,521...........139,874

.....Class C Shares.........................................................................................149,911...........225,156

.....Class I Shares.......................................................................................1,127,150...........456,443

Reinvestment of distributions:

.....Class A Shares..........................................................................................692,081...........376,742

.....Class B Shares...........................................................................................18,253................5,977

.....Class C Shares...........................................................................................38,939..............18,505

.....Class I Shares.............................................................................................25,601................2,568

Shares redeemed:

.....Class A Shares.................................................................................(10,329,386).....(11,386,903)

.....Class B Shares.........................................................................................(35,007).............(28,059)

.....Class C Shares......................................................................................(151,929)...........(162,177)

.....Class I Shares..........................................................................................(30,662)...........(136,515)

Total capital share activity.........................................................................1,437,013..............909,577

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert World Values International Equity Fund (the "Fund"), a series of Calvert World Values Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2001, $10,302,209, or 5.5% of net assets, were valued by the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value ..........determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: In an effort to minimize the effect of any market timers, the Fund charges a redemption fee to shareholders upon the redemption of certain large-ticket purchases redeemed within 30 days of purchase. The fee, which was first imposed on May 1, 2001, and is payable to the Fund, is equal to 2% of redemption proceeds, on purchases in excess of $100,000 that are redeemed or exchanged out of the Fund in less than 30 days.

Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .75% on the first $250 million, .725% on the next $250 million and .675% on the excess of $500 million. Under the terms of the agreement, $133,614 was payable at year end.

The Advisor contractually reimbursed the Fund for expenses of $21,244 for the year ended September 30, 2001.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35%, 1.0% and 1.0% annually of average daily net assets of each Class A, Class B and Class C shares, respectively. Class I shares do not have Distribution Plan expenses. Under the terms of the agreement, $42,311 was payable at year end.

The Distributor received $42,996 as its portion of commissions charged on sales of the Fund's shares for the year ended September 30, 2001.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $139,431 for the year ended September 30, 2001. Under the terms of the agreement, $10,332 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .35% for Class A, Class B and Class C shares and .15% for Class I shares, based on their average daily net assets. Under the terms of the agreement, $51,414 was payable at year end.

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission an exemptive order permitting the Fund to make investments in these notes under certain conditions.

Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $4,000 plus $1,000 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Director's fees are allocated to each of the funds in the series served.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $221,520,211 and $184,501,323, respectively.

The cost of investments owned at September 30, 2001 for federal income tax purposes was $231,012,639. Net unrealized depreciation aggregated $50,089,088, of which $5,797,467 related to appreciated securities and $55,886,555 related to depreciated securities.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2001. For the year ended September 30, 2001, borrowings by the Fund under the Agreement were as follows:

...........................Weighted.................................Month of

.....Average........Average....Maximum..........Maximum

.....Daily..............Interest......Amount.............Amount

.....Balance.........Rate.......Borrowed...........Borrowed

.....$393,464.....5.84%.....$14,641,923.....February 2001

Tax Information (Unaudited)..............................

The Fund designates approximately $16,462,000 as capital gain dividends paid during the taxable year ended September 30, 2001......

Financial Highlights

..........................................................................................................Years Ended

.......................................................................................September 30,.............September 30,

Class A Shares....................................................................2001.............................2000

Net asset value, beginning................................................21.77............................21.89

Income from investment operations

.....Net investment income (loss)...........................................01...............................(.03)

.....Net realized and unrealized gain (loss)....................(6.75)..................................87

..........Total from investment operations..........................(6.74).................................84

Distributions from

.....Net realized gains.........................................................(1.38)...............................(.96)

..........Total distributions....................................................(1.38)................................(.96)

Total increase (decrease) in net asset value...............(8.12)................................(.12)

Net asset value, ending..................................................$13.65................................1.77

Total return*..................................................................(32.93%).............................3.36%

Ratios to average net assets:

.....Net investment income (loss).......................................07%...........................(.15%)

.....Total expenses.............................................................1.85%............................1.81%

.....Expenses before offsets.............................................1.85%...........................1.81%

.....Net expenses................................................................1.83%............................1.73%

Portfolio turnover...................................................................93%...............................76%

Net assets, ending (in thousands).........................$152,278.......................$238,646

........................................................................................................Years Ended

.........................................................................September 30,....September 30,.....September 30,

Class A Shares.......................................................1999..................1998.....................1997

Net asset value, beginning..................................$18.57..............$22.06.................$18.62

Income from investment operations

.....Net investment income...........................................01...................06............................10

.....Net realized and unrealized gain (loss)...........4.94..............(2.11).......................3.81

..........Total from investment operations................4.95..............(2.05)........................3.91

Distributions from

.....Net investment income.......................................(.07)................(.06).........................(.05)

.....Net realized gains .............................................(1.56).............(1.38).........................(.42)

..........Total distributions.........................................(1.64).............(1.44)..........................(.47)

Total increase (decrease) in net asset value......3.32.............(3.49)..........................3.44

Net asset value, ending.......................................$21.89..........$18.57......................$22.06

Total return*..........................................................27.53%.........(9.29%)....................21.44%

Ratios to average net assets:

.....Net investment income (loss)..........................04%................27%.........................51%

.....Total expenses................................................1.87%.............1.86%.....................1.91%

.....Expenses before offsets...............................1.87%.............1.86%......................1.91%

.....Net expenses...................................................1.83%............1.80%......................1.76%

Portfolio turnover......................................................82%...............84%..........................58%

Net assets, ending (in thousands).............$231,516.......$195,192................$225,169

Financial Highlights

...........................Years Ended

. ..........................................................................................September 30,.....eptember 30,

Class B Shares........................................................................2001.............2000

Net asset value, beginning.................................................$21.20.....$21.56

Income from investment operations

.....Net investment income (loss)...........................................(.18)..........(.23)

.....Net realized and unrealized gain (loss)........................(6.55).............83

..........Total from investment operations ............................(6.73).............60

Distributions from:

.....Net realized gains.............................................................(1.38)..........(.96)

.....Total distributions.............................................................(1.38)..........(.96)

Total increase (decrease) in net asset value...................(8.11)..........(.36)

Net asset value, ending......................................................$13.09......$21.20

Total return*.......................................................................(33.82%).......2.28%

Ratios to average net assets:

.....Net investment income (loss)....................................(1.13%).....(1.29%)

.....Total expenses................................................................3.08%........3.04%

.....Expenses before offsets...............................................3.08%.........3.04%

.....Net expenses..................................................................3.06%.........2.96%

Portfolio turnover.....................................................................93%.............76%

Net assets, ending (in thousands)...............................$4,542..........$5,577

................................................................................................Periods Ended

...................................................................................September 30,..September 30,

Class B Shares....................................................................1999..........1998^

Net asset value, beginning...............................................$18.48.....$21.83

Income from investment operations

.....Net investment income (loss).........................................(.15)..........(.05)

.....Net realized and unrealized gain (loss)........................4.79........(3.30)

..........Total from investment operations.............................4.64........(3.35)

Distributions from:

.....Net realized gains...........................................................(1.56)...............--

..........Total distributions.......................................................(1.56.)..............--

Total increase (decrease) in net asset value...................3.08.........(3.35)

Net asset value, ending...................................................$21.56.......$18.48

Total return*.....................................................................25.84%.....(15.35%)

Ratios to average net assets:

.....Net investment income (loss)................................(1.20%).....(.99%)(a)

.....Total expenses............................................................3.62%.....6.11%(a)

.....Expenses before offsets...........................................3.20%......3.22%(a)

......Net expenses.............................................................3.16%......3.16%(a)

Portfolio turnover................................................................82%...............84%

Net assets, ending (in thousands)...........................$3,133...............$879

Financial Highlights

...............................................................................................Years Ended

...................................................................................September 30,...September 30,

Class C Shares................................................................2001................2000

Net asset value, beginning..........................................$20.46............$20.81

Income from investment operations

.....Net investment income (loss)....................................(.14).................(.22)

.....Net realized and unrealized gain (loss)..................(6.30)...................83

..........Total from investment operations.......................(6.44)....................61

Distributions from:

.....Net realized gains.......................................................(1.38)................(.96)

..........Total distributions..................................................(1.38)................(.96)

Total increase (decrease) in net asset value.............(7.82)................(.35)

Net asset value, ending................................................$12.64............$20.46

Total return*.................................................................(33.62%).............2.41%

Ratios to average net assets:

.....Net investment income (loss)..................................(.89%)...........(1.06%)

.....Total expenses...........................................................2.81%...............2.75%

.....Expenses before offsets..........................................2.81%...............2.75%

.....Net expenses.............................................................2.79%................2.67%

Portfolio turnover..............................................................93%.....................76%

Net assets, ending (in thousands)..........................$7,434..............$11,278

...............................................................................................................Years Ended

..................................................................................September 30,..September 30,..........September 30,

Class C Shares..............................................................1999...................1998...........................1997

Net asset value, beginning..........................................$17.83...............$21.39.......................$18.20

Income from investment operations

.....Net investment income (loss)....................................(.17)....................(.13)...........................(.07)

.....Net realized and unrealized gain (loss)....................4.71..................(2.05)..........................3.68

..........Total from investment operations.........................4.54...................(2.18).........................3.61

Distributions from

.....Net realized gains ....................................................(1.56)....................(1.38)..........................(.42)

..........Total distributions................................................(1.56)....................(1.38)...........................(.42)

Total increase (decrease) in net asset value.............2.98....................(3.56).............................3.19

Net asset value, ending.............................................$20.81...................$17.83........................$21.39

Total return*.................................................................26.25%...............(10.22%).......................20.22%

Ratios to average net assets:

.....Net investment income (loss)..............................(.92%)....................(.79%)..........................(.42%)

.....Total expenses.........................................................2.83%...................2.91%...........................2.91%

.....Expenses before offsets........................................2.83%....................2.91%..........................2.91%

.....Net expenses...........................................................2.80%...................2.85%...........................2.76%

Portfolio turnover.............................................................82%.......................84%...............................58%

Net assets, ending (in thousands)..........................$9,777................$8,043.............................$8,799

Financial Highlights

........................................................................................................................Periods Ended

..................................................................................September 30,........September 30,...........September 30,

Class I Shares.................................................................2001.....................2000.............................1999#

Net asset value, beginning........................................$22.03...................$21.99............................$19.91

Income from investment operations

.....Net investment income..................................................18...........................16....................................15

.....Net realized and unrealized gain (loss)...............(6.86)............................84.................................1.93

..........Total from investment operations.....................(6.68)........................1.00.................................2.08

Distributions from:

.....Net realized gains.....................................................(1.38)........................(.96)......................................-

..........Total distributions................................................(1.38)........................(.96).......................................-

Total increase (decrease) in net asset value...........(8.06)...........................04................................2.08

Net asset value, ending..............................................$13.97...................$22.03...........................$21.99

Total return*...............................................................(32.25%).....................4.10%..........................10.45%

Ratios to average net assets:

.....Net investment income (loss)...............................1.09%.........................90%..................1.19% (a).....

.....Total expenses.........................................................1.19%.....................1.28%.......................1.53% (a)

.....Expenses before offsets........................................1.07%......................1.12%.......................1.09% (a)

.....Net expenses...........................................................1.05%......................1.05%.......................1.05% (a)

Portfolio turnover..............................................................93%.........................76%................................82%

Net assets, ending (in thousands).......................$22,085...................$10,114............................$3,006

(a).....Annualized

*.....Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

#.....From April 1, 1999 inception.

^.....From March 1, 1998 inception.

See notes to financial statements.

Calvert World Values International Equity Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's

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South Africa Fund

Calvert Social Index Fund

.....printed on recycled paper

.....using soy-based inks